CASH AND CASH EQUIVALENTS (Tables)	12 Months Ended
Dec. 31, 2020
Cash and cash equivalents [abstract]
Schedule of Cash and Cash Equivalents

	December 31,
	2020	2019

Cash for immediate withdrawal in USD	$32,757	$24,823
Cash for immediate withdrawal in New Israeli Shekels (“NIS”)	13,044	9,459
Cash for immediate withdrawal in Euro and other currencies	428	466

	$46,229	$34,748